Financial Instruments - Summary of Foreign Currency Exposure (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023	Mar. 31, 2023
Foreign Currency Exposure [Line Items]
Cash and cash equivalents	$ 72,950	$ 43,470	$ 27,666	$ 29,527
Trade payables	(5,670)	(34,987)
Currency Risk
Foreign Currency Exposure [Line Items]
Trade receivables	1,377	1,953
Cash and cash equivalents	5,709	7,747
Trade payables	(725)	(2,253)
Net exposure	$ 6,361	$ 7,447